Investment Strategy - Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF	Apr. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a hybrid management approach to achieve its investment objective by investing in two complementary strategies: a U.S. Equity strategy and a Gold/Bitcoin strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s U.S. Equity strategy together with the potential returns of the Fund’s Gold/Bitcoin strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s U.S. Equity strategy and approximately one dollar of exposure to the Fund’s Gold/Bitcoin strategy. So, the return of the Gold/Bitcoin strategy (minus the cost of financing) is essentially stacked on top of the returns of the U.S. Equity strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Gold/Bitcoin strategy (as described below).

●	U.S. Equity strategy: The Fund will invest in U.S. equity securities (i.e. common stocks of U.S. issuers), U.S. equity ETFs, and/or futures contracts on U.S. equity indices.

●	Gold/Bitcoin strategy: The Fund may invest in gold ETFs and gold exchange traded products (“ETPs”), futures contracts on gold, bitcoin ETFs and ETPs, and/or futures contracts on bitcoin.

The Fund will target a 100% exposure to each of its U.S. Equity strategy and its Gold/Bitcoin strategy. For more information, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Principal Investment Strategies.”

U.S. Equity Strategy:

The Fund seeks to capture the total return of large-capitalization U.S. equities (meaning companies with a market capitalization greater than $8 billion) with the objective of long-term capital appreciation. To do so, the Fund will invest in U.S. equity securities, U.S. equity ETFs, and/or U.S. equity index futures contracts.

The goal of the U.S. Equity Strategy is to provide broad exposure to the U.S. large-capitalization equity market rather than employing a security selection process to identify individual companies for purchase.  The number of equity holdings to which the Fund will typically be exposed, either through direct investment or indirectly through index ETFs and index futures contracts, is between approximately 400 and 500.

For the Fund’s direct investments in U.S. equity securities, the Fund will invest in large-capitalization U.S. equities. The Fund may also invest in broad-based U.S. equity ETFs, which are ETFs that are designed to provide broad exposure to the large-capitalization U.S. equity market. The Fund’s sub-adviser, Newfound Research LLC (the “Sub-Adviser”), will favor low-cost equity ETFs, which are highly liquid. Further, the Fund may implement its equity strategy by investing in U.S. equity index futures which provide broad exposure to the large-capitalization U.S. equity market.

Under normal circumstances, the Fund’s exposure to the U.S. Equity strategy will represent approximately 100% of the Fund’s net assets.

Gold/Bitcoin Strategy:

The Fund seeks to capture the total return associated with gold and bitcoin with the objective of long-term capital appreciation. To do so, the Fund may invest in gold ETFs and ETPs, bitcoin ETFs and ETPs, gold futures, and/or bitcoin futures. ETFs and ETPs may be referred to herein collectively as “Underlying Funds.”

For the Fund’s exposure to gold and bitcoin, ReSolve Asset Management SEZC (Cayman) (the “Futures Trading Advisor”) will employ a risk parity framework designed to balance the contribution of volatility from each asset. In other words, the allocation between gold and bitcoin will be dynamically adjusted so that each asset contributes equally to the overall portfolio risk. This means that the Gold/Bitcoin strategy will typically allocate a larger percentage of its assets to the asset class with lower forecasted volatility (i.e., the asset class with smaller price fluctuations over time). Within this framework, the Fund may invest directly or indirectly through the Subsidiary (described below) in gold and bitcoin Underlying Funds or gain exposure through gold futures and bitcoin futures, each of which is intended to provide broad exposure to these underlying assets.

Under normal circumstances, the Fund’s exposure to the Gold/Bitcoin strategy will represent approximately 100% of the Fund’s net assets. It is expected that the Gold/Bitcoin strategy will generally allocate between 75% and 95% of its assets to gold and between 5% and 25% to bitcoin. If the relative volatility of gold and bitcoin were to materially change, it is expected that the relative allocation to gold would decrease and the relative allocation to bitcoin would increase. For example, if the forecasted volatility for both assets were equal, both gold and bitcoin would receive 50% of the portfolio allocation.

The Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

The Fund does not invest directly in gold or gold bullion. Investors seeking direct exposure to the price of gold should consider an investment other than the Fund.

Cayman Subsidiary:

The Fund intends to gain exposure to the Gold/Bitcoin strategy either indirectly as described above or by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Futures Trading Advisor. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments (such as bitcoin and gold futures contracts) that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a RIC under the Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund and Subsidiary will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s or Subsidiary’s investments in derivative instruments (i.e., futures contracts). The Fund’s allocation to collateral will generally range between 5% and 25% under normal circumstances.

The Fund’s investment strategies may include active and frequent trading. The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.